ACQUISITION OF A SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2022
Sale Of Business [Abstract]
Disclosure of detailed information about business combination
Assets and liabilities recognised at the date of acquisition	2020
US$’000

Cash and bank balances including restricted cash	15,774
Other receivables and prepayments	694
Due from related parties	2,512
Inventories	485
Ships, property, plant and equipment	243,883
Right-of-use assets	87
Bank loans	(125,517)
Other payables	(2,690)
Due to related parties	(33)
Lease liabilities	(90)
Fair value of net identifiable assets acquired	135,105

Net cash outflows arising on acquisition of IVS Bulk Pte. Ltd.	2020
US$’000

Total purchase consideration	(44,087)
Less: cash and bank balances including restricted cash	15,774
Payment for acquisition of subsidiary, net of cash acquired	(28,313)